Average Annual Total Returns{- Investor Freedom® 2020 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2020 Portfolio	VIP Investor Freedom 2020 Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom 2020 Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom 2020 Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWFU Past 1 year	IXWFU Past 5 years	IXWFU Past 10 years
Total	9.54%	10.64%	9.20%	(1.54%)	3.57%	2.90%	28.71%	18.47%	16.55%	8.70%	9.82%	8.80%